Annual Total Returns [BarChart] - LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(1.77%)
2012	13.76%
2013	24.17%
2014	8.11%
2015	(7.74%)
2016	10.01%
2017	14.69%
2018	(11.80%)
2019	16.16%
2020	1.95%